UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benjamin A. Smith III
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III              Holland, MI              November 11, 2002
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:  $95,253
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               September 30, 2002

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----
AMBAC FINL GROUP INC COM        COM        023139108      256           4750 SH         Sole                1100              3650
AMGEN INC COM                   COM        031162100     1249          29945 SH         Sole                8700             21245
AOL TIME WARNER                 COM        00184A105     1644         140508 SH         Sole               33550            106958
APARTMENT INVT & MGMT CL A      COM        03748R101      471          12120 SH         Sole                2214              9906
APPLEBEES INTL INC COM          COM        037899101     2331         106337 SH         Sole               26200             80137
BED BATH & BEYOND INC COM       COM        075896100     2245          68940 SH         Sole               17050             51890
CARDINAL HEALTH INC COM         COM        14149Y108     3641          58543 SH         Sole               15387             43156
CHEESECAKE FACTORY INC COM      COM        163072101      613          20550 SH         Sole                7500             13050
CINTAS CORPORATION              COM        172908105     2412          57550 SH         Sole               16250             41300
CISCO SYSTEMS INC.              COM        17275R102     2646         252471 SH         Sole               55348            197123
CITIGROUP                       COM        172967101     2326          78453 SH         Sole               19050             59403
CITIZENS BKG CORP MICH COM      COM        174420109      201           8319 SH         Sole                                  8319
DUKE ENERGY CORP                COM        264399106     1608          82258 SH         Sole               22850             59408
E M C CORP MASS COM             COM        268648102      932         203867 SH         Sole               48300            155567
EXXON MOBIL CORP COM            COM        30231G102      208       6520.336 SH         Sole                 550          5970.336
FIFTH THIRD BANCORP COM         COM        316773100      598           9769 SH         Sole                 225              9544
FIRST IND CORP COM              COM        32054R108      236          12858 SH         Sole                                 12858
FIRST MERCHANTS CORP COM        COM        320817109      231        9371.25 SH         Sole                               9371.25
FIRST MIDWEST BANCORP           COM        320867104      532          19811 SH         Sole                                 19811
FIRST OAK BROOK BANCSH COM      COM        335847208      649          21835 SH         Sole                1100             20735
FIRST SECURITYFED FINL COM      COM        336392105      213           9900 SH         Sole                                  9900
FIRST SOURCE CORPORATION        COM        336901103      143          10146 SH         Sole                                 10146
FIRST TENN NATL CORP COM        COM        337162101     1901          54840 SH         Sole               13675             41165
FIRSTBANK CORP MICH COM         COM        33761G104     1106          47013 SH         Sole                5889             41124
FIRSTMERIT CORP COM             COM        337915102      384          17930 SH         Sole                                 17930
FISERV INC.                     COM        337738108     3474         123712 SH         Sole               21343            102369
FREDDIE MAC                     COM        313400301     2133          38150 SH         Sole                7400             30750
GENERAL ELECTRIC                COM        369604103     2355          95527 SH         Sole               22100             73427
GENTEX CORP COM                 COM        371901109      900          33085 SH         Sole                8860             24225
GENZYME CORP. GENL.             COM        372917104     1282          62210 SH         Sole               14500             47710
HEMLOCK FEDERAL FINANCIAL CORP  COM        423666106      221           8000 SH         Sole                                  8000
HOME DEPOT INC COM              COM        437076102     2436      93336.045 SH         Sole               17550         75786.045
HOME FED BANCORP COM            COM        436926109      296          12600 SH         Sole                                 12600
HUNTINGTON BANCSHARES COM       COM        446150104     2541         139680 SH         Sole                                139680
INDEPENDENT BANK CORPORATION    COM        453838104     1184          35779 SH         Sole                5447             30332
INTEL CORPORATION               COM        458140100     2329     167663.981 SH         Sole               36800        130863.981
IRWIN FINL CORP COM             COM        464119106      284          16700 SH         Sole                                 16700
JOHNSON & JOHNSON COM           COM        478160104     4405       81461.76 SH         Sole               16300          65161.76
LOWES COS INC COM               COM        548661107     2457          59350 SH         Sole               15950             43400
MACATAWA BANK CORPORATION       COM        554225102    2,035       110396.2 SH         Sole            110396.2
MAF BANCORP INC.                COM        55261R108      697          22553 SH         Sole                3403             19150
MBNA CORP COM                   COM        55262L100     5309     288865.919 SH         Sole               49452        239413.919
MERCANTILE BANK CORP COM        COM        587376104      620          31018 SH         Sole                                 31018
MICROSOFT CORP COM              COM        594918104     3449          78863 SH         Sole               18500             60363
MIDWEST BANK HOLDINGS           COM        598251106      515          27000 SH         Sole                                 27000
NATIONAL CITY CORP COM          COM        635405103      452          15856 SH         Sole                                 15856
ORACLE CORP COM                 COM        68389X105     1292         164438 SH         Sole               36900            127538
PFIZER INC COM                  COM        717081103     3133     107972.707 SH         Sole               24450         83522.707
POLARIS INDUSTRIES COM          COM        731068102      223           3600 SH         Sole                                  3600
REPUBLIC BANCORP INC COM        COM        760282103      457          35165 SH         Sole                                 35165
ROYAL DUTCH PETE CO NY REG GLD  COM        780257804     3598          89577 SH         Sole               22257             67320
STRYKER CORP COM                COM        863667101     1943          33740 SH         Sole                9105             24635
SUN MICROSYSTEMS INC COM        COM        866810104      503         194400 SH         Sole               44200            150200
TCF FINL CORP COM               COM        872275102      216           5100 SH         Sole                                  5100
TOWER FINANCIAL                 COM        891769101      133          11350 SH         Sole                                 11350
TRIBUNE CO NEW COM              COM        896047107     2809          67190 SH         Sole               14200             52990
UNIZAN FINANCIAL CORP COM       COM        91528W101      311          16200 SH         Sole                                 16200
WALGREEN COMPANY                COM        931422109     2086          67825 SH         Sole               16900             50925
WELLS FARGO & CO NEW COM        COM        949746101     5378     111677.231 SH         Sole               24244         87433.231
WYETH COM                       COM        983024100     2335      73426.031 SH         Sole               15875         57551.031
ZIONS BANCORPORATION COM        COM        989701107     2686          61710 SH         Sole               16600             45110

REPORT SUMMARY                     61 DATA RECORDS      95253           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED